Earnings Per Share - Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS (Details)	6 Months Ended
	Jun. 30, 2023 shares	Jun. 30, 2022 shares
Earnings Per Share [Abstract]
Shares for basic EPS of NewAmsterdam Pharma	81,846,438	36,258,312
Exchange ratio		2.13
Shares for diluted EPS of NewAmsterdam Pharma	81,846,438	40,443,670
As reported
Earnings Per Share [Abstract]
Shares for basic EPS of NewAmsterdam Pharma	81,846,438	17,016,872
Shares for diluted EPS of NewAmsterdam Pharma	81,846,438	18,981,158